As filed with the Securities and Exchange Commission on

May 16, 2018

Securities Act File No.  033-00488

Investment Company Act File No.  811-04416

UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-1A

(Check appropriate box or boxes)

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933	☒

Post-effective Amendment No. 133	☒

AND

REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940	☒

Amendment No. 134	☒

PNC FUNDS

(Exact Name of Registrant as Specified in Charter)

One East Pratt Street, 5th Floor

Baltimore, Maryland 21202

(Address of Principal Executive Offices)

1-800-622-3863

(Registrant’s Telephone Number)

John M. Loder, Esq.

Ropes & Gray LLP

Prudential Tower, 800 Boylston Street

Boston, Massachusetts 02199-3600

(617) 951-7405

(Name and Address of Agent for Service)

Copies of Communications to:

Thomas R. Rus

PNC Capital Advisors, LLC

One East Pratt Street, 5th Floor

Baltimore, MD 21202

(410) 237-5232

It is proposed that this filing will become effective (check applicable box):

☐ immediately upon filing pursuant to paragraph (b)

☒ on (June 11, 2018) pursuant to paragraph (b)

☐ 60 days after filing pursuant to paragraph (a)(1)

☐ on (date) pursuant to paragraph (a)(1)

☐ 75 days after filing pursuant to paragraph (a)(2)

☐ on (date) pursuant to paragraph (a)(2) of Rule 485

If appropriate, check the following box:

☒ this post-effective amendment designates a new effective date for a previously filed post-effective amendment.

EXPLANATORY NOTE

Pursuant to Rule 485(b)(1)(iii) of the Securities Act of 1933, the sole purpose of this Post-Effective Amendment No. 133 to the Registration Statement of PNC Funds (the “Registrant”) is to designate a new effective date of the Post-Effective Amendment No. 128, which was filed on January 17, 2018 (0001104659-18-002627). Parts A and B of Post-Effective Amendment No. 128 and Part C of Post-Effective Amendment No. 129 are unchanged and hereby incorporated by reference.

SIGNATURES

Pursuant to the requirements of the Securities Act of 1933, as amended, and the Investment Company Act of 1940, as amended, the Registrant certifies that it meets all of the requirements of this Registration Statement under Rule 485(b) under the Securities Act of 1933 and has duly caused this Post-Effective Amendment No. 133 to its Registration Statement to be signed on its behalf by the undersigned, thereunto duly authorized, in the City of Baltimore, State of Maryland, on the 16th day of May, 2018.

PNC FUNDS
Registrant

/s/ Jennifer E. Spratley
Jennifer E. Spratley
President

Pursuant to the requirements of the Securities Act, this Post-Effective Amendment No. 133 to Registrant’s Registration Statement has been signed below by the following persons in the capacities and on the dates indicated.

Signature	Title	Date

*/s/ John G. Drosdick	Trustee and Chairman of the Board	May 16, 2018
John G. Drosdick

*/s/ Dorothy A. Berry	Trustee	May 16, 2018
Dorothy A. Berry

*/s/ Calvin G. Butler, Jr.	Trustee	May 16, 2018
Calvin G. Butler, Jr.

*/s/ Maryann Bruce	Trustee	May 16, 2018
Maryann Bruce

*/s/ Mark Hancock	Trustee	May 16, 2018
Mark Hancock

*/s/ L. White Matthews, III	Trustee	May 16, 2018
L. White Matthews, III

*/s/ Edward D. Miller, M.D.	Trustee	May 16, 2018
Edward D. Miller, M.D.

*/s/ Ashi S. Parikh	Trustee	May 16, 2018
Ashi S. Parikh

*/s/ Stephen M. Todd	Trustee	May 16, 2018
Stephen M. Todd

/s/ Jennifer E. Spratley	President	May 16, 2018
Jennifer E. Spratley

/s/ John Kernan	Vice President and Treasurer	May 16, 2018
John Kernan

*By:	/s/ Thomas R. Rus
Thomas R. Rus
Attorney-in-Fact

* Pursuant to powers of attorney incorporated herein by reference to Post-Effective Amendment No. 129 (filed February 27, 2018).